Equity and Net Loss Per Share (Details) - Schedule of Weighted Average Shares Outstanding (Parentheticals) - Class A Common Stock [Member]	3 Months Ended
Dec. 31, 2023 $ / shares shares
Equity and Net Loss Per Share (Details) - Schedule of Weighted Average Shares Outstanding (Parentheticals) [Line Items]
Weighted average class A common stock outstanding dilitued | shares	7,095,204
Net income (loss) per class A common share diluted | $ / shares	$ (6.71)